Depreciation and Amortization	12 Months Ended
Dec. 31, 2020
Depreciation and Amortization
Depreciation and Amortization

(15) Depreciation and Amortization

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31, 2020		December 31, 2019	December 31, 2018
	RMB	US$	RMB	RMB
Cost of goods sold	6,017	922	15,473	18,985
Selling expenses	11	2	—	—
Administrative expenses	35,694	5,470	25,978	25,524

	41,722	6,394	41,451	44,509